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ING FUNDS TRUST
1475 DUNWOODY DRIVE, WEST CHESTER, PA 19380-1478  610-425-3871 FAX 610-425-3899



                                February 28, 2000



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re:      ING Funds Trust
                                    1933 Act File No. 333-59745
                                    1940 Act File No. 811-08895
                                    CIK: 0001066602

Ladies and Gentlemen:

         On behalf of ING Funds Trust ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "Securities Act"), I hereby certify that (i) the prospectuses for the ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Global Brand Names Fund, ING International Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Tax Efficient Equity Value Fund, ING Focus Fund, ING Global Information Technology Fund, ING Global Communications Fund, ING Internet Fund, ING Internet Fund II, ING Balanced Fund, ING Emerging Markets Equity Fund, ING Global Real Estate Fund, ING Quality of Life Fund, ING Intermediate Bond Fund, ING High Yield Bond Fund, ING International Bond Fund, ING Mortgage Income Fund, ING National Tax-Exempt Bond Fund, ING Stable Value Fund, ING Money Market Fund, ING U.S. Treasury Money Market Fund and ING National Tax-Exempt Money Market Fund and the combined Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A ("Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 28, 2000, accession number 0000893220-00-000227.

         In the event you have any questions regarding this filing, please telephone the undersigned at (610) 425-3871.


                                            Sincerely,


                                            /s/Rachelle I. Rehner
                                            Secretary